Cash Flows (Notes)	3 Months Ended
Mar. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash Flows
16. Cash Flows
Restricted Cash
Restricted cash reported in our Condensed Consolidated Balance Sheets at March 31, 2016 and December 31, 2015, relates to net proceeds from the sale of Western's TexNew Mex Pipeline System to WNRL. This cash is restricted through October 30, 2016, and must be used to reinvest in assets used in our business or as an offer of prepayment to lenders under the Western 2020 Term Loan Credit Facility.
Supplemental Cash Flow Information
Supplemental disclosures of cash flow information were as follows:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Income taxes paid	$11,215	$40,009
Interest paid, excluding amounts capitalized	20,676	8,959

Non-cash investing and financing activities were as follows:
Assets acquired through capital lease obligations	$328	$19,511
Accrued capital expenditures	46,045	12,741
Distributions receivable from equity method investee	—	3,740
Distributions accrued on unvested NTI equity awards	3,964	—
Transfer of capital spares from fixed assets to other assets	699	—